Quarterly Report
June 30, 2021
MFS®  International New Discovery Fund
MIO-Q3

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 1.0%
LISI Group	608,820	$19,888,574
MTU Aero Engines Holding AG	38,986	9,656,956
Saab AB, “B”	568,022	15,073,182
Singapore Technologies Engineering Ltd.	12,378,800	35,625,757
		$80,244,469
Airlines – 0.6%
Auckland International Airport Ltd. (a)	2,773,766	$14,095,530
Enav S.p.A. (a)	4,662,291	21,007,584
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	707,334	7,527,887
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (a)	28,809	5,326,784
		$47,957,785
Alcoholic Beverages – 0.5%
Carlsberg Group	132,479	$24,694,909
China Resources Beer Holdings Co. Ltd.	1,518,000	13,636,838
		$38,331,747
Apparel Manufacturers – 0.5%
Burberry Group PLC	574,654	$16,423,024
Coats Group PLC	5,250,030	4,945,672
Pacific Textiles Holdings Ltd.	38,809,000	23,342,481
		$44,711,177
Automotive – 2.7%
Autoliv, Inc., SDR	72,648	$7,149,267
Cie Plastic Omnium S.A.	319,197	9,969,370
Daikyonishikawa Corp.	332,421	2,064,634
Hella KGaA Hueck & Co. (a)	117,496	8,047,174
Hero MotoCorp Ltd.	591,167	23,085,179
Koito Manufacturing Co. Ltd.	645,800	40,168,126
Mahindra & Mahindra Ltd.	3,436,522	35,955,646
NGK Spark Plug Co. Ltd	837,800	12,412,969
PT United Tractors Tbk	21,991,700	30,712,547
Stanley Electric Co. Ltd.	871,131	25,209,831
USS Co. Ltd.	1,960,700	34,203,489
		$228,978,232
Biotechnology – 0.1%
Abcam PLC (a)	495,341	$9,462,684
Broadcasting – 0.3%
4imprint Group PLC (a)	170,992	$6,327,264
iClick Interactive Asia Group Ltd. (a)	901,311	9,950,473
Nippon Television Holdings, Inc.	767,100	8,886,608
		$25,164,345
Brokerage & Asset Managers – 3.3%
ASX Ltd.	329,604	$19,208,865
Bolsa Mexicana de Valores S.A. de C.V.	3,819,800	8,414,138
Daiwa Securities Group, Inc.	10,116,400	55,556,196
Euronext N.V.	228,582	24,854,469
Hargreaves Lansdown PLC	770,285	16,931,355
JAFCO Group Co.	65,700	4,086,476
Japan Exchange Group, Inc.	145,300	3,230,487
Moscow Exchange MICEX-RTS PJSC	7,428,305	17,339,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Omni Bridgeway Ltd.	4,742,622	$13,337,735
Partners Group Holding AG	3,296	4,992,536
Rathbone Brothers PLC	1,046,540	26,231,940
Schroders PLC	815,686	39,638,530
TMX Group Ltd.	366,031	38,664,165
		$272,486,205
Business Services – 8.1%
AEON Delight Co. Ltd.	295,700	$9,275,976
Amadeus Fire AG	165,357	30,234,312
Auto Trader Group PLC	4,004,305	35,085,009
Bunzl PLC	774,450	25,593,278
Central Automotive Products Ltd.	47,300	1,507,197
Cerved Information Solutions S.p.A. (a)	3,920,423	45,556,687
Compass Group PLC (a)	1,325,120	27,898,846
Comture Corp.	667,200	14,239,445
DKSH Holding Ltd.	45,850	3,508,436
Doshisha Co. Ltd.	141,800	2,206,870
Electrocomponents PLC	4,801,254	68,341,804
EPS Holdings, Inc.	1,022,100	16,542,021
Eurofins Scientific SE	37,120	4,243,050
Fuji Soft, Inc.	339,500	17,021,603
Fullcast Holdings Co., Ltd.	626,300	13,033,940
Intertek Group PLC	495,834	37,929,561
IPH Ltd.	6,793,970	39,742,075
Iwatani Corp.	493,800	29,602,664
Johnson Service Group PLC (a)	1,680,493	4,077,394
Karnov Group AB	1,201,680	7,385,794
Nomura Research Institute Ltd.	2,417,100	79,957,176
NS Solutions Corp.	2,806,300	90,432,099
SAN-AI OIL Co. Ltd.	2,510,700	29,063,056
SCSK Corp.	282,900	16,857,626
Sohgo Security Services Co. Ltd.	569,000	25,916,018
		$675,251,937
Cable TV – 0.1%
NOS, SGPS S.A.	2,643,538	$9,265,804
Chemicals – 0.8%
IMCD Group N.V.	267,104	$42,471,960
KH Neochem Co. Ltd.	409,600	9,515,978
Orica Ltd.	1,258,415	12,532,978
		$64,520,916
Computer Software – 3.1%
ARGO GRAPHICS, Inc.	688,500	$20,668,324
OBIC Business Consultants Co. Ltd.	91,900	5,310,752
OBIC Co. Ltd.	817,200	152,339,997
Oracle Corp.	255,700	19,563,887
PCA Corp. (h)	466,300	16,558,382
Sage Group PLC	679,854	6,434,505
Totvs S.A.	1,920,700	14,539,056
Wisetech Global Ltd.	932,215	22,322,731
		$257,737,634
Computer Software - Systems – 2.4%
Alten S.A.	261,738	$34,697,782
Amadeus IT Group S.A. (a)	732,307	51,509,515
Cancom SE	431,801	26,112,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
EMIS Group PLC	489,193	$7,782,058
Globant S.A. (a)	42,937	9,410,932
SimCorp A/S	61,945	7,775,659
Temenos AG	86,543	13,899,259
Toshiba Tec Corp.	209,700	8,626,212
Venture Corp. Ltd.	2,727,700	38,967,143
		$198,780,970
Conglomerates – 0.8%
Ansell Ltd.	1,061,273	$34,629,682
DCC PLC	419,603	34,350,252
		$68,979,934
Construction – 3.0%
Bellway PLC	610,687	$27,370,332
Breedon Group PLC (a)	16,317,666	24,332,861
Forterra PLC (h)	15,323,819	57,233,085
Grupo Cementos de Chihuahua S.A.B. de C.V.	2,221,736	17,938,618
Ibstock PLC	4,572,917	13,499,078
Kingspan Group PLC	84,112	7,867,160
Marshalls PLC	938,311	8,904,044
PT Indocement Tunggal Prakarsa Tbk	24,754,200	17,584,018
Rinnai Corp.	89,900	8,553,427
Somfy S.A.	110,711	18,798,662
Techtronic Industries Co. Ltd.	1,918,000	33,497,006
Toto Ltd.	145,700	7,541,069
Zhejiang Supor Co. Ltd.	815,145	8,047,435
		$251,166,795
Consumer Products – 2.9%
Amorepacific Corp.	172,856	$38,680,204
Dabur India Ltd.	1,800,271	13,775,113
Essity AB	864,312	28,661,940
Kobayashi Pharmaceutical Co. Ltd.	273,600	23,371,565
Lion Corp.	1,082,500	18,338,044
Milbon Co. Ltd.	39,792	2,249,370
Mitsubishi Pencil Co. Ltd.	231,500	2,996,507
PZ Cussons PLC	364,404	1,232,476
T. Hasegawa Co. Ltd. (h)	3,128,400	69,272,821
Takasago International Corp.	161,300	3,920,158
Uni-Charm Corp.	883,600	35,552,383
		$238,050,581
Consumer Services – 2.1%
51job, Inc., ADR (a)	498,506	$38,768,812
Anima Holdings S.A. (a)	6,310,954	17,522,674
Asante, Inc.	170,200	2,679,507
Heian Ceremony Service Co.	363,967	2,945,284
Localiza Rent a Car S.A.	657,500	8,460,332
MakeMyTrip Ltd. (a)	1,069,505	32,138,625
Meitec Corp.	371,900	20,118,988
Moneysupermarket.com Group PLC	5,518,542	19,588,329
Park24 Co. Ltd. (a)	358,200	6,506,572
Seek Ltd.	663,791	16,497,425
Webjet Ltd. (a)	2,591,938	9,544,175
		$174,770,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.3%
Gerresheimer AG	485,954	$53,732,511
Mayr-Melnhof Karton AG	133,652	28,462,624
SIG Combibloc Group AG	2,162,064	58,745,516
Toyo Seikan Group Holdings, Ltd.	1,427,000	19,485,656
Verallia (a)	175,016	6,487,239
Viscofan S.A.	372,627	25,980,337
		$192,893,883
Electrical Equipment – 2.7%
Advantech Co. Ltd.	1,994,191	$24,692,540
Bharat Heavy Electricals Ltd. (a)	14,453,222	12,745,980
Cembre S.p.A.	542,000	14,781,559
Halma PLC	670,891	24,982,932
Legrand S.A.	604,998	64,033,016
LS Electric Co. Ltd.	622,072	30,878,502
OMRON Corp.	208,121	16,504,307
Sagami Rubber Industries Co. Ltd.	264,700	2,468,421
TAKUMA Co. Ltd.	646,100	9,764,633
Voltronic Power Technology Corp.	590,659	28,512,745
		$229,364,635
Electronics – 3.6%
Amano Corp.	246,720	$6,220,466
ASM International N.V.	167,688	55,077,585
ASM Pacific Technology Ltd.	2,199,700	29,804,160
Chroma Ate, Inc.	6,036,000	41,485,653
Fukui Computer Holdings, Inc.	205,100	7,753,904
Hirose Electric Co. Ltd.	87,800	12,842,612
Iriso Electronics Co. Ltd.	218,500	10,541,969
Kardex Holding AG	98,531	22,789,121
Melexis N.V.	178,211	18,500,514
Silicon Motion Technology Corp., ADR	488,986	31,344,003
Tripod Technology Corp.	8,493,000	41,150,471
Win Semiconductors Corp.	656,000	8,829,071
Zuken, Inc.	559,300	15,657,077
		$301,996,606
Energy - Independent – 0.2%
Oil Search Ltd.	6,729,806	$19,229,139
Energy - Integrated – 0.1%
Cairn Energy PLC	2,040,461	$4,112,484
Galp Energia SGPS S.A.	394,349	4,279,469
		$8,391,953
Engineering - Construction – 0.6%
Babcock International Group PLC (a)	1,393,969	$5,592,004
Doosan Bobcat, Inc. (a)	735,525	31,350,353
JGC Holdings Corp.	257,000	2,394,302
NIPPO Corp.	415,000	11,822,990
		$51,159,649
Entertainment – 1.2%
CTS Eventim AG (a)	947,076	$59,181,856
Toei Co. Ltd.	79,400	14,837,248
Toho Co. Ltd.	605,800	24,974,697
		$98,993,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.7%
ARIAKE JAPAN Co. Ltd.	143,600	$8,905,927
AVI Ltd.	4,871,301	24,237,110
Bakkafrost P/f	603,953	49,872,602
Britvic PLC	655,513	8,496,446
Cranswick PLC	548,024	30,095,840
Ezaki Glico Co. Ltd.	454,000	16,918,493
Greencore Group PLC (a)	1,183,806	2,056,774
Gruma S.A.B. de C.V.	815,362	9,113,615
JBS S.A.	1,558,538	9,118,472
Kato Sangyo Co. Ltd.	595,300	18,138,445
Kerry Group PLC	206,732	28,876,605
Kikkoman Corp.	121,900	8,042,909
Morinaga & Co. Ltd.	732,200	23,397,183
Orion Corp.	331,748	34,908,438
Ridley Corp. NPV (a)(h)	21,241,987	18,160,688
S Foods, Inc.	841,000	24,905,621
Shenguan Holdings Group Ltd.	13,203,505	714,227
Tate & Lyle PLC	439,814	4,492,387
Tingyi (Cayman Islands) Holdings Corp.	17,074,000	34,085,107
Universal Robina Corp.	12,116,340	35,866,253
		$390,403,142
Food & Drug Stores – 1.7%
Cosmos Pharmaceutical Corp.	59,200	$8,685,900
Dairy Farm International Holdings Ltd.	6,359,109	26,962,622
JM Holdings Co. Ltd.	253,700	5,033,123
Matsumotokiyoshi Holdings Co. Ltd.	90,800	4,008,947
Patlac Corp.	279,300	14,481,012
San-A Co. Ltd.	87,700	3,331,329
Sendas Distribuidora S.A.	787,400	13,700,108
Spencer's Retail Ltd. (a)	723,473	758,707
Sugi Holdings Co. Ltd.	234,200	17,075,656
Sundrug Co. Ltd.	849,700	26,998,884
WM Morrison Supermarkets PLC	5,473,985	18,680,527
		$139,716,815
Forest & Paper Products – 0.2%
Suzano S.A. (a)	1,122,200	$13,494,467
Furniture & Appliances – 0.8%
Howden Joinery Group PLC	3,364,217	$38,002,289
SEB S.A.	162,083	29,289,744
Zojirushi Corp.	177,300	2,642,862
		$69,934,895
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	317,160	$57,670,721
Shangri-La Asia Ltd. (a)	29,944,000	29,310,356
Tabcorp Holdings Ltd.	5,767,252	22,404,281
		$109,385,358
General Merchandise – 0.9%
B&M European Value Retail S.A.	986,148	$7,819,242
Dollarama, Inc.	841,907	38,536,466
Lojas Renner S.A.	1,861,363	16,552,351
Magazine Luiza S.A.	1,918,400	8,157,578
Seria Co. Ltd.	183,200	6,752,815
		$77,818,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.6%
Admiral Group PLC	212,870	$9,257,919
AUB Group Ltd.	2,508,681	42,124,217
Hiscox Ltd. (a)	1,978,378	22,758,317
Samsung Fire & Marine Insurance Co. Ltd.	200,389	39,236,136
Steadfast Group Ltd.	7,183,503	23,703,980
		$137,080,569
Internet – 1.4%
Allegro.EU S.A. (a)	349,332	$6,011,845
Demae-Can Co. Ltd.	607,900	8,470,491
Kakaku.com, Inc.	289,200	8,733,660
Proto Corp.	1,137,400	13,452,843
Rakuten Group, Inc.	119,300	1,346,615
Rightmove PLC	3,368,433	30,259,140
Scout24 AG	461,819	38,945,446
Temairazu, Inc.	205,500	12,115,982
		$119,336,022
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	105,300	$7,305,931
DeNA Co. Ltd.	339,900	7,223,582
GungHo Online Entertainment, Inc.	326,600	6,499,956
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	4,157,064
Konami Holdings Corp.	161,300	9,684,243
Thule Group AB	663,075	29,395,620
		$64,266,396
Machinery & Tools – 5.4%
Aalberts Industries N.V.	440,996	$23,698,327
Azbil Corp.	820,800	34,022,989
Carel Industries S.p.A.	183,606	4,408,644
Fuji Seal International, Inc.	1,662,300	34,848,523
Fujitec Co. Ltd.	1,443,300	32,011,262
Fujitsu General Ltd.	248,000	6,578,658
Fukushima Galilei Co. Ltd.	610,000	24,516,405
GEA Group AG	1,447,925	58,648,521
Haitian International Holdings Ltd.	11,009,000	36,936,292
METAWATER Co. Ltd.	934,600	17,742,215
MISUMI Group, Inc.	225,900	7,645,565
MonotaRO Co. Ltd.	778,600	18,432,135
Nabtesco Corp.	815,900	30,845,493
Nissei ASB Machine Co. Ltd.	151,400	6,725,406
NOHMI BOSAI Ltd.	678,100	12,793,533
Obara Group, Inc.	128,500	4,406,904
Rational AG	2,758	2,498,508
Rotork PLC	855,644	4,029,016
Shima Seiki Manufacturing Ltd.	191,900	3,280,239
Spirax-Sarco Engineering PLC	126,386	23,803,071
T.K. Corp.	828,332	8,164,530
THK Co. Ltd.	133,700	3,989,518
Valmet Oyj	516,500	22,525,539
VAT Group AG	75,145	24,982,007
		$447,533,300
Medical & Health Technology & Services – 1.6%
AS ONE Corp.	179,200	$23,405,122
BML, Inc.	587,500	20,042,531
Burning Rock Biotech Ltd. (a)	344,591	10,151,651
Fleury S.A.	1,678,318	8,746,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Hapvida Participacoes e Investimentos S.A.	3,481,800	$10,787,434
Hogy Medical Co. Ltd.	79,600	2,446,861
ICON PLC (a)	45,930	9,494,190
Medipal Holdings Corp.	724,100	13,830,867
Ramsay Health Care Ltd.	357,306	16,868,185
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	2,442,909
Sonic Healthcare Ltd.	484,031	13,939,163
		$132,155,144
Medical Equipment – 3.4%
ConvaTec Group PLC	3,915,066	$13,030,200
Demant A.S. (a)	271,692	15,293,167
Eiken Chemical Co. Ltd.	753,900	14,583,294
Fukuda Denshi Co. Ltd.	248,900	20,163,824
JEOL Ltd.	279,000	16,323,867
Nakanishi, Inc.	2,268,700	49,623,664
Nihon Kohden Corp.	521,600	14,883,406
PerkinElmer, Inc.	25,787	3,981,771
Shimadzu Corp.	624,700	24,151,280
Smith & Nephew PLC	1,794,613	38,788,878
Sonova Holding AG	122,207	45,963,833
Straumann Holding AG	1,171	1,866,766
Terumo Corp.	520,000	21,072,416
		$279,726,366
Metals & Mining – 0.5%
Deterra Royalties Ltd.	2,666,873	$9,000,097
Iluka Resources Ltd.	2,666,873	18,300,196
MOIL Ltd.	6,090,545	15,752,822
		$43,053,115
Natural Gas - Distribution – 1.0%
China Resources Gas Group Ltd.	6,742,000	$40,464,330
Italgas S.p.A.	5,939,723	38,821,163
		$79,285,493
Network & Telecom – 0.5%
VTech Holdings Ltd.	3,825,465	$40,278,166
Other Banks & Diversified Financials – 3.2%
AEON Financial Service Co. Ltd.	2,490,600	$29,346,014
AEON Thana Sinsap Public Co. Ltd.	2,563,700	15,198,221
Allfunds Group PLC (a)	645,334	11,231,676
Banco Santander Chile S.A.	157,118,269	7,768,303
Bancolombia S.A., ADR	188,347	5,424,394
Bank of Kyoto Ltd.	323,000	14,653,405
Chiba Bank Ltd.	2,538,451	15,286,230
E.Sun Financial Holding Co. Ltd.	34,330,866	32,405,627
FinecoBank S.p.A. (a)	988,057	17,222,352
Grupo Financiero Inbursa S.A. de C.V. (a)	2,689,101	2,660,232
Julius Baer Group Ltd.	391,642	25,557,789
Jyske Bank A.S. (a)	285,747	13,824,300
Metropolitan Bank & Trust Co.	27,226,417	27,162,276
Shizuoka Bank Ltd.	1,025,000	7,925,424
Shriram Transport Finance Co. Ltd.	2,154,616	38,919,618
		$264,585,861

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 1.9%
Daito Pharmaceutical Co. Ltd.	514,800	$15,616,148
Genomma Lab Internacional S.A., “B” (a)	11,293,010	11,653,317
Hypera S.A.	2,281,199	15,809,427
Kalbe Farma Tbk PT	333,929,300	32,241,450
Santen Pharmaceutical Co. Ltd.	2,042,300	28,126,550
Suzuken Co. Ltd./Aichi Japan	339,200	9,938,305
Virbac S.A.	88,791	30,427,055
Yunnan Baiyao Group Co. Ltd.	907,041	16,244,463
		$160,056,715
Pollution Control – 1.1%
Bingo Industries Ltd.	4,918,421	$12,651,795
Daiseki Co. Ltd.	1,846,200	82,924,866
		$95,576,661
Precious Metals & Minerals – 0.5%
Agnico-Eagle Mines Ltd.	620,986	$37,551,719
Compania de Minas Buenaventura S.A.A., ADR (a)	392,797	3,554,813
		$41,106,532
Printing & Publishing – 0.5%
China Literature Ltd. (a)	2,235,200	$24,858,586
Wolters Kluwer N.V.	201,689	20,261,020
		$45,119,606
Railroad & Shipping – 0.6%
DFDS A.S. (a)	147,164	$8,302,431
Rumo S.A. (a)	2,763,468	10,639,835
Sankyu, Inc.	610,100	26,442,518
Senko Group Holdings Co. Ltd.	657,300	6,413,549
		$51,798,333
Real Estate – 4.6%
Ascendas India Trust, REIT	12,556,800	$12,979,811
Big Yellow Group PLC, REIT	1,051,241	19,006,155
City Developments Ltd.	2,898,600	15,714,133
Concentradora Fibra Danhos S.A. de C.V., REIT	1,884,738	2,090,476
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	2,389,428	4,648,441
Deutsche Wohnen SE	322,516	19,725,396
Embassy Office Parks REIT	3,371,200	15,891,310
ESR Cayman Ltd. (a)	6,615,600	22,323,805
Hibernia PLC, REIT	4,300,372	6,322,966
LEG Immobilien AG	807,166	116,239,441
Mapletree Commercial Trust, REIT	20,389,600	32,751,942
Midland Holdings Ltd. (a)(h)	43,113,000	8,884,355
Multiplan Empreendimentos Imobiliarios S.A.	4,844,497	22,889,075
Prologis Peroperty Mexico S.A. de C.V., REIT	2,375,819	5,290,589
Shaftesbury PLC, REIT	1,325,995	10,446,047
TAG Immobilien AG	639,688	20,297,729
Unite Group PLC, REIT	3,010,336	44,723,485
		$380,225,156
Restaurants – 1.2%
Cafe de Coral Holdings Ltd.	16,092,000	$33,078,104
Greggs PLC (a)	1,766,374	63,406,883
		$96,484,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 6.2%
Air Water, Inc.	783,300	$12,042,634
Croda International PLC	1,384,892	141,150,332
Essentra PLC	8,369,828	35,775,968
Japan Pure Chemical Co. Ltd.	41,700	1,088,528
JCU Corp.	676,100	21,787,101
Kansai Paint Co. Ltd.	1,037,000	26,425,555
Kureha Corp.	137,000	7,929,340
Nihon Parkerizing Co. Ltd.	1,049,600	10,477,577
Nitto Denko Corp.	144,400	10,775,246
NOF Corp.	320,000	16,677,618
Orbia Advance Corp. S.A.B. de C.V.	5,260,384	13,759,227
Sika AG	180,793	59,108,222
SK KAKEN Co. Ltd.	118,100	43,744,678
Symrise AG	810,743	112,957,275
Taisei Lamick Co. Ltd.	219,800	5,316,194
		$519,015,495
Specialty Stores – 2.1%
ABC-Mart, Inc.	192,300	$11,026,158
Esprit Holdings Ltd. (a)	6,185,199	605,431
Just Eat Takeaway.com (a)	75,723	7,009,711
Just Eat Takeaway.com N.V. (a)	853,350	78,793,520
Kitanotatsujin Corp.	1,132,600	5,036,270
Ryohin Keikaku Co. Ltd.	1,186,100	24,876,124
Shimamura Co. Ltd.	52,800	5,066,367
ZOZO, Inc.	1,281,600	43,548,674
		$175,962,255
Telecommunications - Wireless – 1.8%
Cellnex Telecom S.A.	2,347,355	$149,522,969
Telephone Services – 0.8%
Helios Towers PLC (a)	3,888,393	$8,767,467
Hellenic Telecommunications Organization S.A.	2,120,009	35,570,279
Infrastrutture Wireless Italiane S.p.A.	1,249,006	14,087,356
Telesites S.A.B. de C.V. (a)	5,536,600	5,121,647
		$63,546,749
Tobacco – 0.3%
Swedish Match AB	3,231,010	$27,552,741
Trucking – 2.8%
Freightways Ltd.	1,868,239	$16,454,328
Hamakyorex Co. Ltd.	114,900	3,299,258
Kintetsu World Express, Inc.	277,200	5,833,688
Mainfreight Ltd.	262,213	14,103,926
Seino Holdings Co. Ltd.	3,715,600	47,626,035
SG Holdings Co. Ltd.	3,331,200	87,346,736
Trancom Co. Ltd.	95,100	6,822,512
Yamato Holdings Co. Ltd.	1,901,400	54,083,658
		$235,570,141
Utilities - Electric Power – 0.7%
CESC Ltd.	3,095,481	$32,062,570
Energisa S.A., IEU	1,300,700	12,186,381
Equatorial Energia S.A.	1,668,800	8,320,849
Transmissora Alianca de Energia Eletrica S.A., IEU	1,121,343	8,319,103
		$60,888,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Water – 0.1%
Aguas Andinas S.A., “A”	36,715,629	$7,549,204
Companhia de Saneamento Basico do Estado de Sao Paulo	485,700	3,572,099
		$11,121,303
Total Common Stocks		$8,109,493,711
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,660,500	$15,838,475
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.02% (v)	190,636,469	$190,636,469

Other Assets, Less Liabilities – 0.3%		23,215,687
Net Assets – 100.0%		$8,339,184,342
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $360,745,800 and $7,955,222,855, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,537,550,426	$—	$—	$2,537,550,426
United Kingdom	1,131,611,393	—	—	1,131,611,393
Germany	556,277,535	—	—	556,277,535
Australia	364,197,407	—	—	364,197,407
Switzerland	261,413,485	—	—	261,413,485
Hong Kong	248,086,486	—	—	248,086,486
France	242,688,961	—	—	242,688,961
China	233,858,214	—	—	233,858,214
Netherlands	227,312,123	—	—	227,312,123
Other Countries	2,289,798,622	32,537,534	—	2,322,336,156
Mutual Funds	190,636,469	—	—	190,636,469
Total	$8,283,431,121	$32,537,534	$—	$8,315,968,655
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$34,998,369	$—	$—	$—	$22,234,716	$57,233,085
MFS Institutional Money Market Portfolio	41,803,333	1,701,653,684	1,552,820,548	2,290	(2,290)	190,636,469
Midland Holdings Ltd.	3,894,052	—	—	—	4,990,303	8,884,355
PCA Corp.	5,948,002	13,849,543	—	—	(3,239,163)	16,558,382
Ridley Corp. NPV	12,438,203	—	—	—	5,722,485	18,160,688
T. Hasegawa Co. Ltd.	53,547,491	9,112,734	—	—	6,612,596	69,272,821
	$152,629,450	$1,724,615,961	$1,552,820,548	$2,290	$36,318,647	$360,745,800
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$597,261	$—
MFS Institutional Money Market Portfolio	95,705	—
Midland Holdings Ltd.	439,752	—
PCA Corp.	93,768	—
Ridley Corp. NPV	—	—
T. Hasegawa Co. Ltd.	580,365	—
	$1,806,851	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.